OPERATING PARTNERSHIP FINANCIAL INFORMATION Q - Consolidated Interim Statements of Financial Position (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination [Line Items]
Cash and cash equivalents	$ 1,137,426	$ 462,103
Digital assets	4,164,534	2,928,225
Digital assets loan receivable, net of allowance	1,299,669	579,530
Assets posted as collateral, net of allowance	714,869	277,147
Loans receivable	635,371	476,620
Property and equipment, net	874,059	237,038
Total assets	11,522,716	7,119,855
Digital assets borrowed	9,580	0
Loans payable	316,916	510,718
Collateral payable	2,547,179	1,399,655
Notes payable	1,150,287	845,186
Total liabilities	8,350,397	4,925,503
Total liabilities and equity	11,522,716	7,119,855
Galaxy Digital Holdings, LP
Business Combination [Line Items]
Cash and cash equivalents	1,135,581	462,103	$ 316,610
Digital assets	4,164,534	2,928,225	1,088,171	$ 562,015
Digital assets receivable	21,432	60,720
Digital assets loan receivable, net of allowance	1,299,669	579,530	104,504
Investments	2,106,202	1,643,506
Assets posted as collateral, net of allowance	714,869	277,147	318,195
Loans receivable	647,764	476,620	377,105
Property and equipment, net	874,059	237,038	213,348
Other non-current assets	477,842	454,966
Total assets	11,441,952	7,119,855	3,594,280
Digital assets borrowed	3,064,762	1,497,609
Loans payable	446,915	510,718	93,069
Collateral payable	2,547,179	1,399,655	581,362
Notes payable	1,150,287	845,186	408,053
Other non-current liabilities (includes $43.6 and $0.0 million due to related parties)	1,116,682	672,335
Total liabilities	8,325,825	4,925,503	1,883,109
Total equity	3,116,127	2,194,352	1,711,171	$ 1,416,194	$ 2,287,692
Total liabilities and equity	$ 11,441,952	$ 7,119,855	$ 3,594,280